UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [   ] is a restatement.  [   ] adds new
holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Michael F. Price
Address:       c/o MFP Investors LLC
               667 Madison Ave.
               25th Floor
               New York, New York 10065

13F File Number:  28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael F. Price
Title:         Investment Manager
Phone:         (212) 752-7280

Signature, Place, and Date of Signing:

                     New York, NY          5/14/08
     -------------   ------------          -------
     [Signature]    [City, State]          Date

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[     ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
                                                -

Form 13F Information Table Entry Total:       105
                                              ---

Form 13F Information Table Value Total:  $563,425
                                         --------
                                        (thousands)

List of Other Included Managers:

1     MFP Investors LLC



COLUMN 1                              COLUMN 2     COLUMN 3   COLUMN 4   COLUMN 5               COLUMN 6   COLUMN 7

                                                                VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                     TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS


Allied World Assur Hldg Ltd.       SHS             G0219G203     6,126     154,297  SH         SOLE               1
Enstar Group Ltd.                  SHS             G3075P101     7,533      67,700  SH         SOLE               1
Ingersoll-Rand Company Ltd.        CL A            G4776G101     5,573     125,000  SH         SOLE               1
Nabors Industries Ltd              SHS             G6359F103     1,722      51,000  SH         SOLE
OneBeacon Insurance Group Ltd.     CL A            G67742109     1,082      56,900  SH         SOLE               1
TYCO International Ltd. Bermuda    SHS             G9143X208    19,492     442,500  SH         SOLE               1
Tyco Electronics Ltd.              COM NEW         G9144P105    13,477     392,700  SH         SOLE               1
Abington Community Bancorp Inc.    COM             00350L109     4,677     453,200  SH         SOLE               1
Adaptec Inc.                       COM             00651F108     2,433     827,700  SH         SOLE               1
Alexander's, Inc.                  COM             014752109       638       1,801  SH         SOLE               1
Altria Group Inc.                  COM             02209S103     3,552     160,000  SH         SOLE               1
American Greetings Corp.           CL A            026375105    17,437     940,000  SH         SOLE               1
American Intl Group Inc            COM             026874107    25,950     600,000  SH         SOLE               1
Arkansas Best Corp.                COM             040790107    18,632     584,800  SH         SOLE               1
Armstrong World Inds Inc.          COM             04247X102    12,463     349,500  SH         SOLE               1
Astoria Financial Corp             COM             046265104       856      31,500  SH         SOLE               1
Autoliv Inc.                       COM             052800109     5,020     100,000  SH         SOLE               1
BKF Cap Group Inc.                 COM             05548G102       723     376,700  SH         SOLE               1
BNCCORP Inc.                       COM             055936108     1,838     147,050  SH         SOLE               1
Bancorp Rhode Island, Inc.         COM             059690107     3,620     100,000  SH         SOLE               1
Beneficial Mutual Bancorp, Inc.    COM             08173R104     1,014     102,500  SH         SOLE               1
Benjamin Franklin Bancorp Inc.     COM             082073107     1,408     102,000  SH         SOLE               1
Berkshire Hathaway Inc             CL A            084670108     1,334          10  SH         SOLE
Boyd Gaming Corp.                  COM             103304101     2,000     100,000  SH         SOLE               1
CBS Corp New                       CL B            124857202     8,596     389,300  SH         SOLE               1
Cabot Corp.                        COM             127055101     2,033      72,600  SH         SOLE               1
Calpine Corp.                      COM NEW         131347304     6,409     347,956  SH         SOLE               1
Cape Bancorp Inc.                  COM             139209100       536      55,000  SH         SOLE               1
Charlotte Russe Hldg Inc           COM             161048103     3,208     185,000  SH         SOLE               1
Comcast Corp. New                  CL A SPL        20030N200     3,794     200,000  SH         SOLE               1
ConocoPhillips                     COM             20825C104    26,064     342,000  SH         SOLE               1
Conseco Inc                        COM NEW         208464883    21,671   2,124,626  SH         SOLE               1
Dana Holding Corp.                 COM             235825205     1,066     106,590  SH         SOLE               1
Danvers Bancorp, Inc.              COM             236442109       352      35,000  SH         SOLE               1
Dearborn Bancorp Inc.              COM             24242R108     1,885     248,000  SH         SOLE               1
Delta Air Lines Inc Del            COM NEW         247361702    10,027   1,165,879  SH         SOLE               1
The Dress Barn Inc                 COM             261570105     1,294     100,000  SH         SOLE               1
Duckwall-Alco Stores, Inc.         COM             264142100     2,060     180,700  SH         SOLE               1
Emmis Communications Corp          CL A            291525103     3,187     915,700  SH         SOLE               1
Encore Cap Group Inc               COM             292554102     4,708     692,300  SH         SOLE               1
Exxon Mobil Corp.                  COM             30231G102       846      10,000  SH         SOLE
Farmer Bros Co.                    COM             307675108     6,878     297,225  SH         SOLE               1
First Financial Northwest Inc.     COM             32022K102     1,531     162,900  SH         SOLE               1
Flushing Financial Corp.           COM             343873105     1,508      85,800  SH         SOLE               1
Forest City Enterprises Inc        CL A            345550107       655      17,800  SH         SOLE               1
Franklin Bank Corp. Del            COM             352451108     1,854     611,900  SH         SOLE               1
Franklin Resources Inc.            COM             354613101     5,233      55,000  SH         SOLE
Fredericks Hollywood Group         COM             35582T108       796     284,300  SH         SOLE               1
GAMCO Investors Inc.               COM             361438104     3,943      78,300  SH         SOLE               1
Gencorp Inc.                       COM             368682100     4,838     470,200  SH         SOLE               1
Getty Images Inc.                  COM             374276103     8,691     271,600  SH         SOLE               1
Getty Realty Corp.                 COM             374297109     1,189      74,618  SH         SOLE               1
GLG Partners Inc.                  COM             37929X107     2,849     240,000  SH         SOLE               1
GLG Partners Inc.                  W EXP 12/28/11  37929X115     1,125     250,000  SH         SOLE               1
Goodyear Tire & Rubber Co          COM             382550101    17,056     661,100  SH         SOLE               1
Great Florida Bk Miami Lakes Fla   CL A            390528107       221      28,469  SH         SOLE
Gyrodyne Co. America Inc.          COM             403820103       212       5,391  SH         SOLE
Harley-Davidson, Inc.              COM             412822108     5,625     150,000  SH         SOLE               1
Hearst-Argyle Television Inc.      COM             422317107     6,269     303,900  SH         SOLE               1
Hilltop Holdings, Inc.             COM             432748101     4,072     391,500  SH         SOLE               1
Hudson City Bancorp                COM             443683107     3,536     200,000  SH         SOLE               1
Johnson & Johnson                  COM             478160104     3,568      55,000  SH         SOLE
Johnson Outdoors Inc.              CL A            479167108     6,024     352,500  SH         SOLE               1
Kaiser Aluminum Corp.              COM PAR $0.01   483007704    12,030     173,600  SH         SOLE               1
Keweenaw Land Association Ltd.     COM             493026108     2,904      11,855  SH         SOLE               1
Leap Wireless Intl Inc             COM NEW         521863308     4,660     100,000  SH         SOLE               1
Lear Corp.                         COM             521865105     6,009     231,900  SH         SOLE               1
Leggett & Platt Inc.               COM             524660107     2,060     135,100  SH         SOLE               1
Louisiana Bancorp Inc New          COM             54619P104     6,516     567,100  SH         SOLE               1
M & F Worldwide Corp.              COM             552541104     1,870      50,000  SH         SOLE               1
MVC Capital Inc.                   COM             553829102    15,496   1,016,800  SH         SOLE               1
Marlin Business Services Corp.     COM             571157106     3,296     436,600  SH         SOLE               1
McClatchy Co                       CL A            579489105     5,580     521,475  SH         SOLE               1
McGraw Hill Companies Inc.         COM             580645109    15,704     425,000  SH         SOLE               1
Miller Inds Inc Tenn               COM NEW         600551204     2,699     280,300  SH         SOLE               1
Mothers Wk Inc                     COM             619903107     4,869     290,000  SH         SOLE               1
NorthWestern Corp.                 COM NEW         668074305     5,240     215,000  SH         SOLE               1
Old Republic Intl Corp.            COM             680223104       272      21,093  SH         SOLE
One Liberty Properties Inc         COM             682406103       661      41,013  SH         SOLE
Peapack-Gladstone Financial Corp.  COM             704699107     6,181     228,598  SH         SOLE               1
Pfizer Inc.                        COM             717081103     2,660     127,100  SH         SOLE
Philip Morris International Inc.   COM             718172109     8,093     160,000  SH         SOLE               1
Presidential Life Corp.            COM             740884101     1,099      63,000  SH         SOLE               1
Prudential Bancorp Inc. PA         COM             744319104     2,744     224,000  SH         SOLE               1
Republic First Bancorp, Inc.       COM             760416107     1,028     208,500  SH         SOLE               1
Rome Bancorp Inc. New              COM             77587P103       466      40,000  SH         SOLE               1
Rowan Companies, Inc.              COM             779382100       581      14,100  SH         SOLE               1
Royal Dutch Shell PLC              Spon ADR A      780259206     2,494      37,239  SH         SOLE
SL Green Realty Corp.              COM             78440X101       407       5,000  SH         SOLE               1
SLM Corp.                          COM             78442P106     6,332     412,500  SH         SOLE               1
Safeguard Scientifics, Inc.        COM             786449108     2,980   2,000,000  SH         SOLE               1
Sears Holdings Corp.               COM             812350106    37,040     362,816  SH         SOLE               1
Smith & Wesson Holding Corp.       COM             831756101       176      35,000  SH         SOLE               1
Sony Corp                          ADR NEW         835699307     9,312     232,400  SH         SOLE               1
State Bancorp Inc N.Y.             COM             855716106     1,796     152,200  SH         SOLE               1
Syms Corp.                         COM             871551107     2,428     200,000  SH         SOLE               1
TFS Financial Corp.                COM             87240R107     1,203     100,000  SH         SOLE               1
Thomas Properties Group Inc.       COM             884453101     1,317     150,000  SH         SOLE               1
Trane Inc.                         COM             892893108    29,179     635,700  SH         SOLE               1
Tuesday Morning Corp               COM NEW         899035505       725     140,000  SH         SOLE               1
Unitrin Inc.                       COM             913275103     2,863      81,000  SH         SOLE               1
WABCO Holdings Inc.                COM             92927K102     2,093      45,880  SH         SOLE               1
Warwick Valley Tel Co              COM             936750108     1,312     111,002  SH         SOLE               1
Watson Pharmaceuticals Inc.        COM             942683103     2,932     100,000  SH         SOLE               1
Zep, Inc.                          COM             98944B108     2,109     130,000  SH         SOLE               1


COLUMN 1                               COLUMN 8

                                   VOTING AUTHORITY
NAME OF ISSUER                           SOLE        SHARED  NONE


Allied World Assur Hldg Ltd.                154,297
Enstar Group Ltd.                            67,700
Ingersoll-Rand Company Ltd.                 125,000
Nabors Industries Ltd                        51,000
OneBeacon Insurance Group Ltd.               56,900
TYCO International Ltd. Bermuda             442,500
Tyco Electronics Ltd.                       392,700
Abington Community Bancorp Inc.             453,200
Adaptec Inc.                                827,700
Alexander's, Inc.                             1,801
Altria Group Inc.                           160,000
American Greetings Corp.                    940,000
American Intl Group Inc                     600,000
Arkansas Best Corp.                         584,800
Armstrong World Inds Inc.                   349,500
Astoria Financial Corp                       31,500
Autoliv Inc.                                100,000
BKF Cap Group Inc.                          376,700
BNCCORP Inc.                                147,050
Bancorp Rhode Island, Inc.                  100,000
Beneficial Mutual Bancorp, Inc.             102,500
Benjamin Franklin Bancorp Inc.              102,000
Berkshire Hathaway Inc                           10
Boyd Gaming Corp.                           100,000
CBS Corp New                                389,300
Cabot Corp.                                  72,600
Calpine Corp.                               347,956
Cape Bancorp Inc.                            55,000
Charlotte Russe Hldg Inc                    185,000
Comcast Corp. New                           200,000
ConocoPhillips                              342,000
Conseco Inc                               2,124,626
Dana Holding Corp.                          106,590
Danvers Bancorp, Inc.                        35,000
Dearborn Bancorp Inc.                       248,000
Delta Air Lines Inc Del                   1,165,879
The Dress Barn Inc                          100,000
Duckwall-Alco Stores, Inc.                  180,700
Emmis Communications Corp                   915,700
Encore Cap Group Inc                        692,300
Exxon Mobil Corp.                            10,000
Farmer Bros Co.                             297,225
First Financial Northwest Inc.              162,900
Flushing Financial Corp.                     85,800
Forest City Enterprises Inc                  17,800
Franklin Bank Corp. Del                     611,900
Franklin Resources Inc.                      55,000
Fredericks Hollywood Group                  284,300
GAMCO Investors Inc.                         78,300
Gencorp Inc.                                470,200
Getty Images Inc.                           271,600
Getty Realty Corp.                           74,618
GLG Partners Inc.                           240,000
GLG Partners Inc.                           250,000
Goodyear Tire & Rubber Co                   661,100
Great Florida Bk Miami Lakes Fla             28,469
Gyrodyne Co. America Inc.                     5,391
Harley-Davidson, Inc.                       150,000
Hearst-Argyle Television Inc.               303,900
Hilltop Holdings, Inc.                      391,500
Hudson City Bancorp                         200,000
Johnson & Johnson                            55,000
Johnson Outdoors Inc.                       352,500
Kaiser Aluminum Corp.                       173,600
Keweenaw Land Association Ltd.               11,855
Leap Wireless Intl Inc                      100,000
Lear Corp.                                  231,900
Leggett & Platt Inc.                        135,100
Louisiana Bancorp Inc New                   567,100
M & F Worldwide Corp.                        50,000
MVC Capital Inc.                          1,016,800
Marlin Business Services Corp.              436,600
McClatchy Co                                521,475
McGraw Hill Companies Inc.                  425,000
Miller Inds Inc Tenn                        280,300
Mothers Wk Inc                              290,000
NorthWestern Corp.                          215,000
Old Republic Intl Corp.                      21,093
One Liberty Properties Inc                   41,013
Peapack-Gladstone Financial Corp.           228,598
Pfizer Inc.                                 127,100
Philip Morris International Inc.            160,000
Presidential Life Corp.                      63,000
Prudential Bancorp Inc. PA                  224,000
Republic First Bancorp, Inc.                208,500
Rome Bancorp Inc. New                        40,000
Rowan Companies, Inc.                        14,100
Royal Dutch Shell PLC                        37,239
SL Green Realty Corp.                         5,000
SLM Corp.                                   412,500
Safeguard Scientifics, Inc.               2,000,000
Sears Holdings Corp.                        362,816
Smith & Wesson Holding Corp.                 35,000
Sony Corp                                   232,400
State Bancorp Inc N.Y.                      152,200
Syms Corp.                                  200,000
TFS Financial Corp.                         100,000
Thomas Properties Group Inc.                150,000
Trane Inc.                                  635,700
Tuesday Morning Corp                        140,000
Unitrin Inc.                                 81,000
WABCO Holdings Inc.                          45,880
Warwick Valley Tel Co                       111,002
Watson Pharmaceuticals Inc.                 100,000
Zep, Inc.                                   130,000